Registration No. 33-37442 and 811-6197

   As filed with the Securities and Exchange Commission on December 30, 2004



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       Post-Effective Amendment No. 17 to
                                    Form S-6

                   For Registration Under the Securities Act
                    of 1933 of Securities of Unit Investment
                        Trusts Registered on Form N-8B-2

                      TEMPLETON CAPITAL ACCUMULATION PLANS I
                      ---------------------------------------
                           (Exact Name of Registrant)

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                     -------------------------------------
                              (Name of Depositor)

            100 FOUNTAIN PARKWAY, ST. PETERSBURG, FLORIDA 33733-8030
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)


        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      --------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)



It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

         [X]      on JANUARY 1, 2005  pursuant to paragraph (b) of Rule 485
                     ---------------

         [ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ]      on (DATE) pursuant to paragraph (a)(1) of Rule 485

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Type of securities being registered: Templeton Capital Accumulation Plans I





                      Templeton Capital Accumulation Plans

                              CROSS-REFERENCE SHEET

                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS
1. (a)         Name of Trust                                           Prospectus Cover

   (b)         Title of securities issued                              Prospectus Cover

2.             Name and address of each depositor                      Prospectus Cover; How Do I Start A Plan?; What
                                                                       If I Have Questions About My Plan?

3.             Name and address of Trustees                            N/A

4.             Name and address of each principal underwriter          Who Manages the Plan?

5.             State of organization of trust                          N/A

6.             Execution and termination of trust agreement            How Do I Start A Plan; How Do I Cancel My
                                                                       Plan and Obtain  a Refund?

7.             Changes of name                                         N/A

8.             Fiscal year                                             N/A

9.             Litigation                                              N/A

                           II. GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

10. (a)        Registered or bearer securities                         Introductory Statement

    (b)        Cumulative or distributive securities                   Introductory Statement

    (c)        Withdrawal or Redemption                                Partial Withdrawals; How Do I Cancel My Plan
                                                                       and Obtain a Refund?

    (d)        Conversion, transfer, etc.                              Transferring Your Plan


PAGE



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS
    (e)        Periodic payment plan                                   How Do I Choose A Plan?

    (f)        Voting Rights                                           How Are the Plans Organized?

    (g)        Notice to security holders                              How Are the Plans Organized?

    (h)        Consents required                                       Transaction Procedures and Special Requirements

    (i)        Other provisions                                        N/A

11.            Type of securities comprising units                     Introductory Statement

12.            Certain information regarding periodic                  Statements and Reports to Planholders
               payment plan certificate

13. (a)        Load, fees, expenses, etc.                              Sales Charges; Securities Dealers and Sales Charges

    (b)        Certain information regarding periodic                  Statements and Reports to Planholders
               payment plan certificates

    (c)        Certain percentage                                      Sales Charges; Securities Dealers and Sales Charges

    (d)        Differnce in price                                      Sales Charges; Securities Dealers and Sales Charges

    (e)        Certain other fees, etc.                                Sales Charges; Securities Dealers and Sales Charges

    (f)        Certain other profits or benefits                       N/A

    (g)        Ratio of annual charges to income                       N/A

14.            Issuance of trust's securities                          How Do I Choose A Plan?


PAGE



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS
15.            Receipt and handling of payments from purchases         The Custodian

16.            Acquisition and disposition of underlying securities    The Custodian

17. (a)        Withdrawal                                              Partial Withdrawls

    (b)        Redemption                                              How Do I Terminate My Plan?

    (c)        Cancellation                                            How Do I Cancel My Plan and Obtain a Refund?

18. (a)        Receipt, custody and disposition of income              What Distributions Might I Recieve?

    (b)        Reinvestment of distribution                            What Distributions Might I Recieve?

    (c)        Reserves or special funds                               N/A

    (d)        Schedule of distributions                               N/A

19.            Records, accounts and reports                           The Custodian; Statements and Reports to
                                                                       Planholders

20.            Certain miscellaneous provisions of
               trust agreement:

               (a) Amendment                                           The Custodian

               (b) Termination                                         The Custodian

               (c) and (d) Trustee, removal and                        N/A
                   successor

               (e) and (f) Depositors, removal and                     N/A
                   successor

21.            Loans to security holders                               N/A

22.            Limitations on liability                                N/A

23.            Bonding arrangements                                    N/A


PAGE



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS
24.            Other materials provisions of trust agreement           N/A

                           III. ORGANIZATIONS, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR

25.            Organization of depositor                               The Sponsor

26.            Fees received by depositor                              Financial Statements: Templeton Capital
                                                                       Accumulation Plans

27.            Business of depositor                                   The Sponsor

28.            Certain information as to officials and affiliated      The Sponsor
               persons of depositor

29.            Voting securities of depositors                         The Sponsor

30.            Persons controlling depositor                           The Sponsor

31.            Payments by depositor for certain services rendered     N/A
               to trust

32.            Payments by depositor for certain other services        N/A
               rendered to trust

33.            Remuneration of employees of depositor for certain      N/A
               services rendered to trust

34.            Remuneration of other persons for certain services      N/A
               rendered to trust

                  IV. DISTRIBUTION AND REDEMPTION OF SECURITIES

35.            Distribution of trust's securities in states            N/A

36.            Suspension of sales of trust's securities               N/A

37.            Revocation of authority to distribute                   N/A


PAGE



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS
38. (a)        Method of distribution                                  What Distributions Might I Receive?

    (b)        Underwriting agreements                                 The Sponsor

    (c)        Selling agreements                                      The Sponsor

39. (a)        Organization of principal underwriters                  The Sponsor

    (b)        NASD membership of principal underwriters               The Sponsor

40.            Certain fees received by principal underwriters         Financial Statements: Templeton Capital
                                                                       Accumulation Plans

41. (a)        Business of each principal underwriter                  The Sponsor

    (b)        Branch offices of each principal underwriter            N/A

    (c)        Salesmen of each principal underwriter                  N/A

42.            Officials of Principal Underwriter                      Officers and Directors of the Sponsor

43.            Certain brokerage commissions received by principal     N/A

               underwriters

44. (a)        Method of Valuation                                     N/A

    (b)        Schedule as to offering price                           N/A

    (c)        Variation in offering price to certain persons          N/A

45.            Suspension of redemption rights                         How Do I Terminate My Plan?

46. (a)        Redemption Valuation                                    How Do I Terminate My Plan?

    (b)        Schedule as to redemption price                         N/A

47.            Maintenance of position in underlying securities        N/A


                             V. INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN


48.            Organization and regulation of trustee                  N/A

49.            Fees and expenses of trustees                           N/A

50.            Trustee's lien                                          N/A

                             VI. INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51.            Insurance of holders of trust's securities              N/A

52. (a)        Provisions of trust agreement with respect to           A Change in the Underlying Investment
               selection or elimination of underlying securities

    (b)        Transactions involving elimination of underlying        N/A

               securities

    (c)        Policy regarding substitution or elimination of         A Change in the Underlying Investment
               underlying securities

    (d)        Fundamental policy not other-wise covered               N/A

53.            Tax status of trust                                     How Taxation Affects the Planholders

                   VIII. FINANCIAL AND STATISTICAL INFORMATION

54.            Trust's securities during last ten years                N/A

55.            Transcript of Hypothetical Plan                         Illustration of a Hypothetical $50.00
                                                                       Monthly Templeton Capital Accumulation
                                                                       Plan



PAGE


                     TEMPLETON CAPITAL ACCUMULATION PLANS I

                                   PROSPECTUS


                                 JANUARY 1, 2005



Templeton Capital Accumulation Plans I (the Plans or Plan) is no longer available for sale to new investors. Current Planholders may still make additional payments in order to complete their plans.


On October 5, 2004, the U.S. House of Representatives voted to approve a bill that would ban new sales of contractual plans, such as the Templeton Capital Accumulation Plans. On October 6, 2004, a companion bill was proposed in the U.S. Senate. While both bills expired without further action at the end of 2004, similar legislation may be introduced in 2005. If similar legislation is passed and the bill is signed into law by the President, Franklin Templeton Distributors, Inc., as sponsor of the Templeton Capital Accumulation Plans, and the Board of Trustees of Templeton Capital Accumulator Fund will make any changes necessary to comply with the new law and will consider various options to protect the interests of Planholders. We will keep you informed as additional information regarding the impact of the legislation on Planholders becomes available.


We designed the Plan to help you develop and maintain a disciplined approach to long-term investing. The Plans allow you to accumulate capital in a mutual fund by making 180 fixed monthly investments, with the option to extend up to 300 investments. The Plans may be suitable for you if:

o you intend to invest your money for the long-term and

o you want a convenient way to regularly and continuously invest your money.

By participating in a Plan, you own shares in a Plan trust. The Plan trust invests your monthly investments, after deducting Sales Charges, in shares of a mutual fund called Templeton Capital Accumulator Fund (the Fund). The Fund primarily invests in common stocks; the value of Fund shares fluctuates depending upon the value of the stocks and other assets it holds. Since each Plan share that you own equals one Fund share, the value of your Plan shares also will fluctuate. PLEASE READ THIS PROSPECTUS AND THE ATTACHED FUND PROSPECTUS BEFORE INVESTING IN THE PLANS, AND KEEP EACH PROSPECTUS FOR FUTURE REFERENCE. YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A PLAN.


We deduct a large portion of the total Sales Charges that you pay under your Plan in the first 12 investments. Depending upon your monthly investment amount, Sales Charges in the first 12 investments of your Plan can be 50% of the total amount you invest during that year. Although you may be entitled to a refund of these Sales Charges in certain circumstances, you probably will lose money if you withdraw from or terminate your Plan in its early years. For more information on Sales Charges, please see page 10 of this prospectus.


              THE PLANS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS LEGAL ONLY WHEN ACCOMPANIED BY THE CURRENT TEMPLETON CAPITAL ACCUMULATOR FUND PROSPECTUS WHICH IS INCLUDED BEHIND THIS PROSPECTUS.





                     Templeton Capital Accumulation Plans I

                                 January 1, 2005

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in the Glossary.

TABLE OF CONTENTS

         ABOUT THE PLANS

 3       How a Plan Can Help You
 3       Plan Highlights
 4       How Do the Plans Invest Their Assets?
 4       Who Manages the Plans?
 5       How Taxation Affects Planholders
 5       How Are the Plans Organized?

         ABOUT YOUR PLAN

 6       How Do I Choose a Plan?
11       How Do I Make Subsequent Investments?
11       What Distributions Might I Receive?
11       Federal Income Tax Withholding
11       Partial Withdrawals
12       How Do I Cancel My Plan and Obtain a Refund?
13       How Do I Terminate My Plan?
14       Transaction Procedures and Special Requirements
16       Services to Help You Manage Your Plan
18       What If I Have Questions About My Plan?
19       Financial Statements

35       Glossary


         APPENDIX

37       Officers and Directors of the Sponsor


No salesperson, dealer or other person is authorized by the Sponsor, the Plans or the Fund to give any information or make any representation other than those contained in this prospectus or in the Fund prospectus and Statement of Additional Information (SAI), or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or the Fund. No person should rely upon any information not contained in these materials.






                                 ABOUT THE PLANS

                             HOW A PLAN CAN HELP YOU

Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Plans are designed to help such people.

These Plans make it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares.

The value of Plan shares is subject to the fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your current financial situation, your financial ability to continue a Plan, and your investment goals. A Plan offers no assurance against loss and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.

                                 PLAN HIGHLIGHTS

o The Plans allow you to invest a fixed amount each month in the Fund. The minimum investment amount is $50.00 a month. The Plans may be suitable for an investor who seeks the discipline of a fixed monthly investment program.

o The Plans are designed for long-term investment.

o You will not own Fund shares directly. You will own shares in a Plan trust that invests in Fund shares. Each Plan share that you own equals one share in the underlying Fund. Please read the attached Fund prospectus before investing in the Plans, and save it for future reference.

o You will pay a Sales Charge on each of the first 12 monthly investments. The amount of the Sales Charge may vary depending on the size of your monthly investment. The Sales Charge could total as much as 50% of the money invested in the first 12 investments. Please read "How Do I Choose a Plan?" on page 6 for more information about the fees that you will pay under the Plans.


o Subject to certain restrictions, you may decrease the amount of your fixed monthly investments by sending in a notice and a new completed Plan application. See "Services to Help You Manage Your Plan - Changing the Amount of Your Monthly Investment" on page 16 for more information.


o Unless you terminate your Plan, you will make a total of 180 investments, usually one per month. Once you have made 180 investments, you may participate in the Systematic Withdrawal Program. This Program allows you to receive regular cash payments from your account of $50 or more monthly, quarterly, semiannually or annually.



o Upon completion of your 180 investments, you may continue your plan for an additional 120 investments. You may not make more than 120 additional investments or make more than a total of 300 investments.

o You may withdraw some of your Plan shares at any time without terminating your Plan. See "Partial Withdrawals" on page 11 for more information.

o You may terminate your Plan at any time. In some limited circumstances, you may receive a refund of all or a portion of the Sales Charges paid. See "How Do I Terminate My Plan?" on page 13 for more information.

o The Plans have invested in the Fund since they began investment operations on February 29, 1991. We may decide to invest the Plans in some investment other than the Fund if we decide that it would be in the best interest of Planholders. The SEC must approve any substitution and you will receive prior written notification of any substitution. See "How Do the Plans Invest Their Assets - A Change in the Underlying Investment" below for more information.

o We may terminate your Plan at any time if Fund shares are not available and a substitute investment is not made or, for all Plans established subsequent to January 1, 1995, if no investment is made during each 6 month period, or, for all Plans in existence prior to January 1, 1995, if no investment is made during each 12 month period. See "How Do I Terminate My Plan?" on page 13 for more information.

                      HOW DO THE PLANS INVEST THEIR ASSETS?

The Plans invest in Fund shares. Each Plan share equals one Fund share. The Fund is an open-end, diversified management investment company, commonly called a mutual fund. A mutual fund offers investors professional investment management and reduced investment risk through diversification.

The Fund's investment goal is long-term capital growth. The Fund seeks to meet its goal by investing in common stocks and other securities of companies of any nation that Investment Counsel, the Fund's investment manager, believes have the potential for capital growth. Most of the Fund's portfolio securities will pay little, if any, income. Please see the attached Fund prospectus for a description of the Fund's investment policies, risks, operating expenses, organization and management.

You may obtain the Fund's SAI, which is a legal part of the Fund prospectus, at no charge by calling 1-800/774-9697.

A CHANGE IN THE UNDERLYING INVESTMENT

The Sponsor may invest Plan shares in an investment other than the Fund if it decides that it would be in the best interests of Planholders. Any substitute investment will be generally comparable in character and quality to the Fund shares, and will be securities registered with the SEC under the Securities Act of 1933, as amended. Before the Sponsor can make a substitution, it must obtain SEC approval and notify you in writing about the proposed substitution. The notice will describe the new investment and will advise you that, unless you terminate your Plan within 30 days of when we mail you the notice, we will assume that you have consented to the substitution and have agreed to bear your pro rata share of expenses and taxes in connection with the substitution.

If you do not terminate your Plan within 30 days from the date of the written notice, we will purchase shares of the new investment for you with the proceeds of any Plan investments and any reinvested distributions. If the Sponsor wants to exchange Fund shares for the new shares, the new shares will have an aggregate value equal to the value of the Fund shares. You may incur taxes when we substitute underlying investments. Please consult your tax advisor about the tax consequences of such substitutions.

If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor or the Custodian fails to substitute investments, the Custodian of the Plan may terminate your Plan.

                             WHO MANAGES THE PLANS?

THE CUSTODIAN. The Custodian is responsible for the protection and safekeeping of the assets of the Plans and for the maintenance of the Plans' records and accounts. State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, organized as a trust company under the laws of Massachusetts, is the Custodian for the Plans under a Custodian Agreement with the Sponsor and maintains custody of the assets of the Plans. The Plan Custodian Agreement is governed by Massachusetts's law, except where such law is determined to conflict with the Investment Company Act of 1940, as amended.

The Custodian has only those obligations specifically imposed by its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the Fund or for the acts or omissions of the Sponsor or Investment Counsel.

The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the custodianship. The successor must be a bank or trust company with at least $2,000,000 in capital, surplus and undivided profits. The Custodian may be changed by the Sponsor without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to act as required by the Custodian Agreement or by terminating the Custodian Agreement upon 90 days' notice to the Sponsor. Under the Custodian Agreement, the Sponsor has agreed to indemnify the Custodian from all liability arising from the Sponsor's failure to comply with any applicable laws.

THE SPONSOR. The Sponsor is responsible for selling Plan shares, preparing and distributing promotional materials, and responding to Planholder inquiries. The Sponsor may contract with one or more responsible parties to perform some or all of these services. Franklin Templeton Distributors, Inc., a New York corporation organized on November 19, 1947, and a wholly owned subsidiary of Resources, is the Sponsor for the Plans. The Sponsor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Templeton funds, including the Fund.

                        HOW TAXATION AFFECTS PLANHOLDERS

For Federal income tax purposes, Planholders are treated as direct owners of the Fund's shares.

Designated capital gain distributions, which are automatically reinvested in additional Plan shares, are treated as long-term capital gains. As more fully described under "Distributions and Taxes" in the Fund's prospectus, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. You will receive notice regarding taxes each year.

You are responsible for all taxes payable on any profits on the sale or transfer of Plan shares or other property credited to your account under your Plan and for any taxes levied or assessed with respect to your Plan shares or the income from the Plan.

                          HOW ARE THE PLANS ORGANIZED?

The Plan trust is registered with the SEC as a unit investment trust under the 1940 Act. This does not mean that the SEC supervises the Plan trust's management or investment practices or policies.

Although you do not own Fund shares directly, you, as a Planholder, have certain voting rights with respect to the Fund. You may attend any shareholder meeting of the Fund. You may ask the Transfer Agent to furnish you with a proxy or otherwise arrange for you to exercise your voting rights. We will notify you at least 10 days before any vote of shareholders of the Fund or Plan. We will vote the Fund shares held for your Plan account as you instruct. If you do not give us instructions, we will vote your shares proportionately in accordance with instructions received from other Planholders.

                                 ABOUT YOUR PLAN

                             HOW DO I CHOOSE A PLAN?

The Plans are available in different monthly investment amounts, ranging from $50 to $10,000 per month. Under the Plans, you will make 180 monthly investments. You should choose the monthly investment amount that best suits your financial situation and investment goals. The following tables should help you decide which Plan is best for you.

This table shows the range of available monthly investment amounts for a Plan, the total of the 180 investments that you would make and the Sales Charges applied to each monthly investment. The table does not reflect past or projected investment performance, dividends or income of the Fund or the Plan.

               MONTHLY INVESTMENTS AND SALES CHARGES FOR THE PLANS


                                                                SALES CHARGES
                                                  (FOR ACCOUNTS ESTABLISHED AFTER JUNE 1, 2001)
                                 --------------- --------------- ----------- ------------------ -----------------
                                                                                   % OF               % OF
         MONTHLY                                                                  CHARGES           CHARGES             MONTHLY
      INVESTMENT          TOTAL      INVESTMENT    INVESTMENT     TOTAL          TO TOTAL           TO NET          INVESTMENT
          AMOUNT     INVESTMENT      1 THRU 12   13 THRU 180      CHARGE       INVESTMENT (%)    INVESTMENT (%)         AMOUNT
----------------- -------------- --------------- --------------- ----------- ------------------ ----------------- --------------
    $ 50.00        $ 9,000.00       $ 25.00          $0.00        $ 300.00         3.33               3.45           $ 50.00
       75.00         13,500.00        37.50           0.00          450.00         3.33               3.45              75.00
      100.00         18,000.00        50.00           0.00          600.00         3.33               3.45             100.00
      125.00         22,500.00        62.50           0.00          750.00         3.33               3.45             125.00
      150.00         27,000.00        75.00           0.00          900.00         3.33               3.45             150.00
      166.66         29,998.80        83.33           0.00          999.96         3.33               3.45             166.66
      200.00         36,000.00       100.00           0.00        1,200.00         3.33               3.45             200.00
      250.00         45,000.00       125.00           0.00        1,500.00         3.33               3.45             250.00
      291.66         52,498.80       145.83           0.00        1,749.96         3.33               3.45             291.66
      300.00         54,000.00       150.00           0.00        1,800.00         3.33               3.45             300.00
      350.00         63,000.00       175.00           0.00        2,100.00         3.33               3.45             350.00
      400.00         72,000.00       200.00           0.00        2,400.00         3.33               3.45             400.00
      500.00         90,000.00       225.00           0.00        2,700.00         3.00               3.09             500.00
      750.00        135,000.00       300.00           0.00        3,600.00         2.67               2.74             750.00
    1,000.00        180,000.00       350.00           0.00        4,200.00         2.33               2.39           1,000.00
    1,500.00        270,000.00       375.00           0.00        4,500.00         1.67               1.69           1,500.00
    2,000.00        360,000.00       440.00           0.00        5,280.00         1.47               1.49           2,000.00
    3,000.00        540,000.00       450.00           0.00        5,400.00         1.00               1.01           3,000.00
    5,000.00        900,000.00       500.00           0.00        6,000.00         0.67               0.67           5,000.00
   10,000.00      1,800,000.00       750.00           0.00        9,000.00         0.50               0.50          10,000.00



                                                                SALES CHARGES
                                            (FOR FACE CHANGE ON ACCOUNTS ESTABLISHED PRIOR TO JUNE 1, 2001)
                                 --------------- --------------- ----------- ------------------ -----------------
                                                                                   % OF               % OF
         MONTHLY                                                                  CHARGES           CHARGES             MONTHLY
      INVESTMENT          TOTAL      INVESTMENT    INVESTMENT      TOTAL         TO TOTAL            TO NET          INVESTMENT
          AMOUNT     INVESTMENT       1 THRU 12   13 THRU 180*     CHARGE       INVESTMENT (%)    INVESTMENT (%)         AMOUNT
----------------- -------------- --------------- --------------- ----------- ------------------ ----------------- --------------
     $ 50.00        $ 9,000.00      $ 25.00          $3.04        $ 810.72         9.00               9.89            $ 50.00
       75.00         13,500.00        37.50           4.55        1,214.40         9.00               9.89              75.00
      100.00         18,000.00        50.00           6.07        1,619.76         9.00               9.89             100.00
      125.00         22,500.00        62.50           7.58        2,023.44         8.99               9.88             125.00
      150.00         27,000.00        75.00           7.50        2,160.00         8.00               8.70             150.00
      166.66         29,998.80        83.33           8.15        2,369.16         7.90               8.57             166.66
      200.00         36,000.00       100.00           9.46        2,789.28         7.75               8.40             200.00
      250.00         45,000.00       125.00          11.42        3,418.56         7.60               8.22             250.00
      291.66         52,498.80       145.83           7.85        3,068.76         5.85               6.21             291.66
      300.00         54,000.00       150.00           6.96        2,969.28         5.50               5.82             300.00
      350.00         63,000.00       175.00           6.92        3,262.56         5.18               5.46             350.00
      400.00         72,000.00       200.00           6.62        3,512.16         4.88               5.13             400.00
      500.00         90,000.00       225.00           6.96        3,869.28         4.30               4.49             500.00
      750.00        135,000.00       300.00          10.31        5,332.08         3.95               4.11             750.00
    1,000.00        180,000.00       350.00          13.57        6,479.76         3.60               3.73           1,000.00
    1,500.00        270,000.00       375.00          19.82        7,829.76         2.90               2.99           1,500.00
    2,000.00        360,000.00       440.00          20.00        8,640.00         2.40               2.46           2,000.00
    3,000.00        540,000.00       450.00          28.92       10,258.56         1.90               1.94           3,000.00
    5,000.00        900,000.00       500.00          20.53        9,449.04         1.05               1.06           5,000.00
   10,000.00      1,800,000.00       750.00          26.78       13,449.04         0.75               0.76          10,000.00

*NOTE: Effective June 1, 2001, with the exception of face amount increases to a Plan, Sales Charges are waived after the first 12 investments made under the Plan.

As explained more fully under "Services to Help You Manage Your Plan - Extended Investment Option" on page 17, you may extend the life of your Plan by making an additional 120 investments. This table shows the same type of information as the previous table, but we adjusted the information for Plans extended to a total of 300 investments.

                      MONTHLY INVESTMENTS AND SALES CHARGES
              IF YOU EXTEND YOUR PLAN TO A TOTAL OF 300 INVESTMENTS


                                                               SALES CHARGES
                                                (FOR ACCOUNTS ESTABLISHED AFTER JUNE 1, 2001)
                                ---------------- --------------- ----------- ----------------- ---------------
   MONTHLY                                                                   % OF CHARGES TO    % OF CHARGES         MONTHLY
   INVEST-                                                                        TOTAL            TO NET        INVEST-MENT
     MENT           TOTAL        INVESTMENT 1    INVESTMENT 13   TOTAL        INVESTMENT (%)   INVESTMENT (%)         AMOUNT
    AMOUNT        INVESTMENT        THRU 12         THRU 300       CHARGE
--------------- --------------- ---------------- --------------- ----------- ----------------- --------------- --------------
        $50.00      $15,000.00           $25.00           $0.00     $300.00              2.00            2.04         $50.00
         75.00       22,500.00            37.50            0.00      450.00              2.00            2.04          75.00
        100.00       30,000.00            50.00            0.00      600.00              2.00            2.04         100.00
        125.00       37,500.00            62.50            0.00      750.00              2.00            2.04         125.00
        150.00       45,000.00            75.00            0.00      900.00              2.00            2.04         150.00
        166.66       49,998.00            83.33            0.00      999.96              2.00            2.04         166.66
        200.00       60,000.00           100.00            0.00    1,200.00              2.00            2.04         200.00
        250.00       75,000.00           125.00            0.00    1,500.00              2.00            2.04         250.00
        291.66       87,498.00           145.83            0.00    1,749.96              2.00            2.04         291.66
        300.00       90,000.00           150.00            0.00    1,800.00              2.00            2.04         300.00
        350.00      105,000.00           175.00            0.00    2,100.00              2.00            2.04         350.00
        400.00      120,000.00           200.00            0.00    2,400.00              2.00            2.04         400.00
        500.00      150,000.00           225.00            0.00    2,700.00              1.80            1.83         500.00
        750.00      225,000.00           300.00            0.00    3,600.00              1.60            1.63         750.00
      1,000.00      300,000.00           350.00            0.00    4,200.00              1.40            1.42       1,000.00
      1,500.00      450,000.00           375.00            0.00    4,500.00              1.00            1.01       1,500.00
      2,000.00      600,000.00           440.00            0.00    5,280.00              0.88            0.89       2,000.00
      3,000.00      900,000.00           450.00            0.00    5,400.00              0.60            0.60       3,000.00
      5,000.00    1,500,000.00           500.00            0.00    6,000.00              0.40            0.40       5,000.00
     10,000.00    3,000,000.00           750.00            0.00    9,000.00              0.30            0.30      10,000.00


                                                                     SALES CHARGES
                                                (FOR FACE CHANGE ON ACCOUNTS ESTABLISHED PRIOR TO JUNE 1, 2001)
                                 --------------- --------------- ----------- ------------------- ----------------
                                                                                    % OF              % OF
         MONTHLY                                                                  CHARGES            CHARGES            MONTHLY
      INVESTMENT          TOTAL      INVESTMENT    INVESTMENT      TOTAL               TO TOTAL           TO NET     INVESTMENT
          AMOUNT     INVESTMENT      1 THRU 12    13 THRU 180*     CHARGE        INVESTMENT (%)   INVESTMENT (%)         AMOUNT
----------------- -------------- --------------- --------------- ----------- ------------------- ---------------- --------------
     $ 50.00         $15,000.00          $25.00      $3.04       $1,175.52          7.84              8.50            $ 50.00
       75.00          22,500.00           37.50       4.55        1,760.40          7.82              8.49              75.00
      100.00          30,000.00           50.00       6.07        2,348.16          7.83              8.49             100.00
      125.00          37,500.00           62.50       7.58        2,933.04          7.82              8.49             125.00
      150.00          45,000.00           75.00       7.50        3,060.00          6.80              7.30             150.00
      166.66          49,998.00           83.33       8.15        3,347.16          6.69              7.17             166.66
      200.00          60,000.00          100.00       9.46        3,924.42          6.54              7.00             200.00
      250.00          75,000.00          125.00      11.42        4,788.96          6.39              6.83             250.00
      291.66          87,498.00          145.83       7.85        4,010.76          4.58              4.80             291.66
      300.00          90,000.00          150.00       6.96        3,804.48          4.23              4.41             300.00
      350.00         105,000.00          175.00       6.92        4,092.96          3.90              4.06             350.00
      400.00         120,000.00          200.00       6.62        4,306.56          3.59              3.72             400.00
      500.00         150,000.00          225.00       6.96        4,704.48          3.14              3.24             500.00
      750.00         225,000.00          300.00      10.31        6,569.28          2.92              3.01             750.00
    1,000.00         300,000.00          350.00      13.57        8,108.16          2.70              2.78           1,000.00
    1,500.00         450,000.00          375.00      19.82       10,208.16          2.27              2.32           1,500.00
    2,000.00         600,000.00          440.00      20.00       11,040.00          1.84              1.87           2,000.00
    3,000.00         900,000.00          450.00      28.92       13,728.96          1.53              1.55           3,000.00
    5,000.00       1,500,000.00          500.00      20.53       11,912.64          0.79              0.80           5,000.00
   10,000.00       3,000,000.00          750.00      26.78       16,712.64          0.56              0.56          10,000.00


*NOTE: Effective June 1, 2001, with the exception of face amount increases to a Plan, Sales Charges are waived after the first 12 investments made under the Plan.

This table shows an example of a $100 per month Plan. It shows you the amount invested and Sales Charges paid at different points in time. In this example, we assumed that all monthly investments are made on time, but we did not include or reflect dividends and distributions from the Fund.

                    A TYPICAL $100 PER MONTH INVESTMENT PLAN


                              AT THE END OF            AT THE END OF 6 MONTHS    AT THE END OF 1 YEAR         2 YEARS
                            INVESTMENT AMOUNT            (6  INVESTMENTS)          (12 INVESTMENTS)       (24 INVESTMENTS)
                    -------------------------------------------------------------------------------------------------------------
                         AGGREGATE     % OF TOTAL    AGGREGATE   % OF TOTAL    AGGREGATE  % OF TOTAL   AGGREGATE   % OF TOTAL
                          AMOUNT      INVESTMENTS     AMOUNT     INVESTMENTS    AMOUNT    INVESTMENTS    AMOUNT   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
180 INVESTMENTS
Total Investments        $18,000         100%         $600          100%       $1,200        100%       $2,400        100%
Deduct:
 Sales Charge               $600        3.33%         $300           50%         $600         50%         $600         25%
Net Amount Invested
 Under Plan              $17,400       96.67%         $300           50%         $600         50%       $1,800         75%
300 INVESTMENTS
Total Investments        $30,000         100%         $600          100%       $1,200        100%       $2,400        100%
Deduct:
 Sales Charge               $600        2.00%         $300           50%         $600         50%         $600         25%
Net Amount Invested
 Under Plan              $29,400       98.00%         $300           50%         $600         50%       $1,800         75%


This table shows you the investment performance of a hypothetical $50.00 per month Plan from March 29, 1991, when the Plan started investment operations, to August 31, 2004. Under this Plan, $25.00 is deducted as a Sales Charge from each $50.00 monthly investment during the first year of the Plan. In calculating this investment performance, we assumed that dividends and distributions were reinvested in additional Fund shares. This performance is no indication or guarantee of how your Plan will perform.


                  HYPOTHETICAL $50.00 PER MONTH INVESTMENT PLAN


                 AMOUNT OF PAYMENT                    AMOUNT INVESTED
             -----------------------               ----------------------
                                                                                           SHARES                    TOTAL
FISCAL        DURING                                DURING                                PURCHASED                  VALUE
PERIOD        FISCAL                    SALES       FISCAL                    SHARES      THROUGHT       SHARES       OF
ENDED         PERIOD     CUMULATIVE     CHARGES/1   PERIOD     CUMULATIVE    PURCHASED   REINVESTMENTS  PURCHASED    SHARES
----------------------------------------------------------------------------------------------------------------------------
08/31/91/2     $300        $300        $150.00     $150.00    $  150.00       14.755            -       14.755    $  153.74
08/31/92        600         900         186.42      413.58       563.58       37.999        0.331       53.085       581.28
08/31/93        600       1,500          72.84      527.16     1,090.74       44.887        1.627       99.598     1,370.47
08/31/94        600       2,100          72.84      527.16     1,617.90       35.106        2.350      137.005     2,221.66
08/31/95        600       2,700          72.84      527.16     2,145.06       34.451        7.282      178.795     2,849.99
08/31/96/3      600       3,300          72.84      527.16     2,672.22       45.577      203.202      427.573     3,882.37
08/31/97        600       3,900          72.84      527.16     3,199.38       52.312       15.211      495.096     5,431.21
08/31/98        600       4,500          72.84      527.16     3,726.54       47.645       21.570      564.312     5,469.18
08/31/99        600       5,100          72.84      527.16     4,253.70       47.777       32.059      644.148     7,800.64
08/31/00        600       5,700          72.84      527.16     4,780.86       42.069       36.914      723.132     9,646.58
08/31/01        600       6,300          54.63      545.37     5,326.23       47.693       77.860      848.684     9,208.22
08/31/02        600       6,300           0.00      600.00     5,926.23       59.166        9.941      917.845     8,526.78
08/31/03        600       7,500          72.84      527.16     6,380.55       68.106       10.802      996.753    10,146.95

08/31/04        600       8,100          72.84      527.16     6,907.71       51.774       10.433    1,058.960    12,453.38


1. Under the terms of this Plan, out of a monthly investment of $50.00 made on the first 12 investments, $25.00 is deducted as a Sales Charge. Thereafter, the Sales Charge on such amount is reduced to $6.07 monthly. Effective June 1, 2001, Sales Charges were eliminated; therefore, nine months of fees were taken between September 1, 2000 and May 31, 2001.

2. Period from March 29, 1991 (commencement of operations) through August 31, 1991.

3. Includes the effect of a 2 for 1 split of Fund shares on March 27, 1996.

SALES CHARGES

The Sponsor receives a Sales Charge to compensate Distributors for creating the Plans and to pay selling expenses and commissions paid to Securities Dealers. You pay a Sales Charge on the first 12 investments of a Plan. For example, on a $50 per investment Plan, $25 is deducted from each of the first 12 investments. After the 12th investment, the Sales Charge is eliminated on each subsequent monthly investment. Deductions decrease proportionately on certain larger Plans. See the tables on pages 6,7 and 8.

SALES CHARGE REDUCTIONS

You may be able to reduce Sales Charges by combining Plans to take advantage of the lower Sales Charges on higher monthly investments:

o Two or more Plans purchased at one time may be combined, provided the combined monthly investment is at least $150.



You may combine Plans owned by one or more of the following:

o an individual,

o his or her spouse,

o children or grandchildren under the age of 21, or

o a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under Section 401 of the Code).


Two or more Plans may be combined to reduce Sales Charges only so long as you continue to make monthly investments in each Plan.


For rights of accumulation, a Plan is considered to be current if:

1) it has been completed and not redeemed;

2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a Plan size increase date; or

3) it is a tax-qualified plan or an IRA.

You may also be eligible to receive a reduced Sales Charge if you have investments in other Franklin Templeton funds. You may combine all of your shares in Franklin Templeton funds for purposes of calculating the Sales Charge. We will calculate your Sales Charge by assigning a "monthly value" to your shares in Franklin Templeton funds equal to the current dollar value of the shares divided by 180 (equal to 180 payments of a completed Plan). We will add this "monthly value" to the amount of your Plan (or Plans if you are combining Plans) to determine if you are eligible for a reduced Sales Charge. In order to qualify for any such reduced Sales Charge, you must notify the Sponsor or your Securities Dealer of your eligible holdings.

SECURITIES DEALERS AND SALES CHARGES

Securities Dealers receive 75% to 95% of the Sales Charges that you pay. The Sponsor also may pay a bonus or other incentive to Securities Dealers that employ registered representatives who sell a specified dollar amount of the Plans and/or other Franklin Templeton funds.

These Securities Dealers are independent contractors. Neither the Sponsor nor the Custodian is responsible for their acts or obligations.

                      HOW DO I MAKE SUBSEQUENT INVESTMENTS?

We will apply your investments, after deducting Sales Charges, toward the purchase of Plan shares.

You may send your subsequent investments directly to us at:

                      BOSTON FINANCIAL DATA SERVICES, INC.
                                  P.O. BOX 8300
                        BOSTON, MASSACHUSETTS 02266-8300



                       WHAT DISTRIBUTIONS MIGHT I RECEIVE?

All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at NAV, unless you choose to receive cash. Net Asset Value will be calculated as described in the Fund's prospectus under the heading "Account Policies - Calculating Share Price."

The NAV per share will decrease by the amount of the dividend and capital gains distributions on the ex-dividend date of the distributions. See "How Taxation Affects Planholders" on page 5.

                         FEDERAL INCOME TAX WITHHOLDING

Boston Financial can withhold up to 100% of dividend or other distributions paid by the Fund for income taxes and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case. If you have completed your Plan, please refer to the Backup Withholding section under "Distributions and Taxes" in the Fund prospectus.

Submitting a Tax Withholding Form, to Boston Financial at least 30 days before the option is to take effect, can start the withholding option. Once started, the withholding option will remain in effect until you notify Boston Financial in writing or by phone to end the withholding.

                               PARTIAL WITHDRAWALS

If you withdraw all your Plan shares, your Plan will terminate. But you may withdraw less than all your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account and receive Fund shares. Or, you may redeem up to 90% of your shares and receive cash. If you choose to receive cash, you must redeem at least $100, but no more than 90% of the value of the shares. If you redeem 90% of the net asset value of the shares and leave less than $100 in your Plan, we may automatically redeem the entire balance in your Plan.

If you receive cash for your redemption, you may reinvest up to the amount you received without a Sales Charge after 90 days from the date of redemption. We will reinvest your cash based on the current NAV of Fund shares. IRAs may be reinvested after 45 days. We do not limit the number of redemptions you can make, but you must redeem at least $100 each time. If the amount you redeemed exceeds $500, you do not need to reinvest the entire amount you redeemed at once. That is, any reinvestment may equal the amount you redeemed or at least $500, whichever is less.

Your request should be sent to:

                      BOSTON FINANCIAL DATA SERVICES, INC.
                                  P.O. BOX 8300
                        BOSTON, MASSACHUSETTS 02266-8300

All written withdrawal and redemption requests must be signed by the registered Planholder. We will mail your redemption proceeds to the address we have in our records unless you send us other instructions with a signature guarantee. A partial withdrawal or subsequent reinvestment will not change the total number of monthly investments under your Plan or the unpaid balance of your monthly investments. Although we do not charge you a fee to partially withdraw or redeem, you will be liable for any taxes. Please consult your tax advisor. Please clearly identify your reinvestment request so we can distinguish it from your regular monthly investments.

Ordinarily, we will send you a check within seven days after we receive your request. But if you pay your monthly investment by check, we may delay sending your money until your check has cleared.

We will need an instruction letter from you in order to send your proceeds, if:

o you redeem more than $100,000,

o the redemption check is made payable to someone other than the Planholder we have in our records,

o the redemption check is to be sent to an address different from the one we have in our records, or

o if you have changed your address within the last 15 days and you wish to withdraw $10,000 or more of your shares.

This letter must be signed by all Planholders and each must have a signature guarantee.

Additional requirements under the tax laws apply to withdrawals and redemptions from IRAs and retirement plan accounts. You must complete certain forms, which are available from us, before we can process your request. To comply with the Code, we may withhold a portion of your withdrawal or redemption proceeds. We assume no responsibility for determining whether a withdrawal or redemption satisfies applicable tax laws and will not be responsible for any penalties.

                  HOW DO I CANCEL MY PLAN AND OBTAIN A REFUND?

CANCELING WITHIN 60 DAYS

Within 60 days after your initial Plan investment (the date of your initial investment appears on the confirmation statement for your initial investment), we will send you a notice about your cancellation rights. If you elect to cancel within 45 days of when we mail that notice, we will send you a cash refund equal to:

1) the total value of your Plan shares on the date that we receive your cancellation request PLUS

2) all Sales Charges you paid PLUS

3) all fees, if any, including any applicable Retirement Plan maintenance fee.

CANCELING WITHIN 18 MONTHS

You may cancel your Plan at any time within 18 months after your purchase date. If you cancel your Plan, we will send you a cash payment equal to:

1) the total value of your Plan shares on the date we receive your request PLUS

2) a refund of all Sales Charges you paid up to the cancellation date MINUS

3) 15% of the total amount you have invested as of that date.

We will send you a written notice about your 18-month cancellation right if:

o after 15 months from your purchase date, you have missed at least three monthly investments, or

o you miss at least one monthly investment between your 15th month and your 18th month.

If we have already sent you a notice at 15 months, we will not send you a second notice even if you miss additional monthly investments.

The notice will include your cancellation rights, the value of your account when we send you the notice, and the amount you would receive if you canceled your Plan.

To cancel your Plan, please write us at:

                      BOSTON FINANCIAL DATA SERVICES, INC.
                                  P.O. BOX 8300
                        BOSTON, MASSACHUSETTS 02266-8300

If your cancellation request involves more than $100,000, we will need a signature guarantee. If you would like to reinstate your Plan and have your redemption proceeds invested after cancellation, please see "Reinstating After Termination" below. You may incur taxes if you cancel your Plan. Please consult your tax advisor.

                           HOW DO I TERMINATE MY PLAN?

After your cancellation rights expire, you may terminate your Plan at any time by sending us a written request. Terminating your Plan is different from canceling your Plan because when you terminate, you do not receive a refund of Sales Charges.

You can choose to receive cash or Fund shares. If you choose cash, we would withdraw your shares, redeem them and send you the proceeds. We will need a signature guarantee to process your request, which must be signed by all registered Planholders, if:

o you redeem more than $100,000,

o the redemption check is made payable to someone other than the Planholder(s) we have in our records, or

o the check is to be sent to an address different from the one we have in our records.

The redemption price of Fund shares will be the net asset value next determined after we receive your request.

If you choose to receive Fund shares, your Plan shares will be exchanged for Fund shares. Then, you may keep your Fund shares or exchange them back for Plan shares or exchange them for shares of certain other Franklin Templeton funds. Exchanges are more fully described in the Fund's prospectus under "Investor Services - Exchange Privilege." If you exchange your Fund shares for shares of another Franklin Templeton fund, you cannot exchange the other fund's shares back into Templeton Capital Accumulator Fund or Plan shares.

We can suspend your right to redeem your Plan shares when:

o trading on the NYSE is restricted,

o the NYSE is closed for other than weekends and holidays, or

o the SEC declares an emergency.

You may not withdraw cash from your account (see "Partial Withdrawals" on page
11) while your right to redeem Plan shares is suspended.

REINSTATING AFTER TERMINATION

If you terminate your Plan, you may reinstate your Plan and have your redemption proceeds invested within 90 days without any Sales Charges by re-opening an identically registered Plan. To use this privilege, we must receive your reinstatement request and payment within 90 days after you terminate your Plan. We will invest your redemption proceeds based on the NAV per Fund share next determined after we receive your request and payment. Please consult your tax advisor.

You may use this replacement privilege if you have terminated your Plan. You may use the partial withdrawal privilege if you do not want to terminate your Plan (see "Partial Withdrawals" on page 11).

If you cancel your Plan (see "How Do I Cancel My Plan and Obtain a Refund?" on page 12) and want to reinvest the proceeds, any refunded Sales Charges will be deducted from your reinvestment.

AUTOMATIC TERMINATION

We may terminate your Plan after you have made 300 monthly investments or if Fund shares are not available and we have not made a substitution, as described under "How Do the Plans Invest Their Assets? - A Change in the Underlying Investment" on page 4.

We will send you a written notice 60 days before we actually terminate your Plan. On termination, we may liquidate all your Plan shares, or enough Plan shares to pay all Sales Charges.

You will not receive interest on any of your cash balances. If you do not terminate your Plan within 60 days after we send you written notice, we will mail you the shares or a check to the address noted in your Plan records. At this point, you will have no rights under the Plan. But if the shares or the check are returned to us undelivered, we will hold these assets for your benefit, subject only to state law.

                 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

The Plans invest in the Fund at NAV. The Fund's NAV is based on the value of the securities the Fund owns. Since the Fund primarily invests in common stocks, the value of its securities and the NAV of its shares fluctuate depending upon the stock market. In other words, if the stock market declines, so will the value of the Fund's securities and the NAV of its shares. We base the value of Plan shares on the NAV of Fund shares. One Plan share equals one Fund share, and the NAV of a Plan share equals the NAV of a Fund share. As a result, the value of Plan shares also will fluctuate depending on the stock market, the value of the Fund's securities and the NAV of Fund shares.

A Plan calls for monthly investments regardless of the value of Plan or Fund shares. As a result, you should consider your tolerance for risk and volatility before investing. A Plan offers no assurance against loss and does not eliminate the risk of owning any security. If you terminate your Plan when the value of your Plan shares is less than their cost, you will lose money.

SIGNATURE GUARANTEES

You can have your signature guaranteed by an eligible guarantor. Eligible guarantors include:

o banks, savings and loans associations, trust companies, industrial loan companies and credit unions;

o national securities exchanges, registered securities associations and clearing agencies;

o broker-dealers that are members of a national securities exchange or a clearing agency or that have minimum net capital of $100,000; or

o institutions that participate in a recognized signature medallion program.

A notarized signature is not sufficient. We may require signature guarantees on various cash transactions. Also, we require a signature guarantee to transfer Plan shares, or if we believe that it would protect against potential confusion or claims. For example, we may require a signature guarantee when:

o we are unable to confirm the current address of one or more joint owners of an account;

o multiple owners have a dispute or give us inconsistent instructions;

o we have been notified of a potential claim;

o we receive instructions from an agent, not the actual registered owner;

o we determine that joint owners who are married to each other are separated or may be in divorce proceedings; or

o we are not satisfied that a representative of a corporation, partnership, association or other entity has proper authority.

TELEPHONE TRANSACTIONS

You may redeem Plan shares by telephone unless you tell us in writing not to allow telephone transactions. If you change your mind, you will need to send us written instructions to authorize telephone transactions for your Plan. These written instructions must be signed by each Planholder, with a signature guarantee.

As long as your transaction is for $100,000 or less and you have not changed your address by phone within the last 15 days, you can sell your shares by phone. A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password.

You should not have any difficulty in reaching us by phone. If you do, you may ask your Securities Dealer for assistance or send us written instructions. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Client Services at 1-800/774-9697.

INDIVIDUAL RETIREMENT ACCOUNTS

You may be eligible to set up an IRA. We offer an IRA Agreement for investment in the Plans through the Custodian. Under the Agreement, the Custodian will provide custodial and other services to you for an annual service fee of $10.00. The Custodian is qualified under IRS regulations to act as an IRA custodian.

You may start an IRA by executing the IRA Application and by making the initial Plan investment. An IRA is subject to additional policies and procedures and may be different than those described in this prospectus. For more information please call Client Services at 1-800/774-9697.

In addition to your regular monthly investments, once each year you may invest an additional amount to bring your total investment for the year up to the exact amount authorized by the IRS for your IRA. "Rollover contributions," as defined in IRS regulations, are also allowed. Odd amounts, not in exact multiples of the monthly investment unit, will be accepted for all rollovers and transfers into IRAs. An IRA may not be established by changing the registration of an existing plan. You should inform the Transfer Agent of the nature of your contribution when you send it in to prevent rejection.

A Roth IRA established by conversion of a Plan regular IRA shall not be considered as creating a new Plan with new rights and privileges. It is a continuation of the existing Plan.

We invest your contributions on the day they are received by the Transfer Agent. Within seven days of making your initial contribution, you may ask us in writing to revoke your IRA account and receive the greater of the net asset value of your account (including the Sales Charges) or the amount that you contributed.

TAX-SHELTERED RETIREMENT PLANS


You may purchase a Plan to establish a tax-sheltered retirement plan, including a custodial account under Section 403(b) of the Code (403(b) accounts) or a qualified retirement plan under Section 401(a) of the Code (QRPs). A tax-sheltered retirement plan may not be established by changing the registration of an existing plan. QRPs may only be established if your Securities Dealer is not considered a fiduciary, as that term is defined in
Section 3(21) of the Employee Retirement Income Security Act of 1974.

If you establish a Plan in a 403(b) account or QRP, you likely will release any cancellation and refund rights that you may have under the Plan (see "How Do I Cancel My Plan and Obtain a Refund?" on page 12) because of the withdrawal restrictions of your 403(b) account or QRP. To establish a 403(b) account or QRP, you must sign a form, supplied by your Securities Dealer, acknowledging the restrictions on your cancellation and refund rights. The Custodian will serve as trustee or custodian for all other retirement plans.


TRANSFERRING OR ASSIGNING YOUR RIGHTS IN A PLAN

To secure a loan, you may assign your right, title and interest in all or a part of your Plan to a bank or other lending institution. You may not assign your rights in a Plan if it is a UTMA Plan, UGMA Plan or a QRP Plan. Additional documentation may be required by the lending institution. To obtain additional information about the necessary forms and procedures, please call Client Services at 1-800/774-9697.

You may also transfer your right, title and interest to another person, such as a relative, charitable institution or trust, who will only have the right of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

                      SERVICES TO HELP YOU MANAGE YOUR PLAN

AUTOMATIC INVESTMENT PROGRAM

Our automatic investment program offers a convenient way to invest in a Plan. Under the program, you can have money transferred automatically from your checking or savings account to a Plan each month to buy additional shares. Military service members may also fund their plans using Military Government Allotment. If you are interested in this program, please contact your investment representative. The market value of Fund shares may fluctuate and a systematic investment program such as this will not assure a profit or protect against a loss. You may discontinue the Automatic Investment Program at any time by sending written notice or by calling the Transfer Agent, which must be received at least 10 days prior to the collection date.

CHANGING THE AMOUNT OF YOUR MONTHLY INVESTMENT


You may decrease your Plan's fixed monthly investment by sending or having your Securities Dealer send us written notice. You may choose any monthly investment amount shown in the tables on pages 6, 7 and 8. The Sales Charges that you pay will be adjusted to reflect your change.


o In the first 12 months of opening your new Plan, you may decrease your monthly investment by 50%.

The Sales Charges already paid on the existing Plan will be credited to the Sales Charge applicable to the new Plan. Excess Sales Charges will be invested at net asset value on the day the change occurs while amounts still due will be deducted as an expense to the new Plan account.




EXTENDED INVESTMENT OPTION

Under our Extended Investment Option, you may continue to make monthly investments for up to an additional 120 investments after completing all 180 scheduled investments.

All Extended Investment Options will end after a total of 300 monthly investments.

SYSTEMATIC WITHDRAWAL PROGRAM

When you complete your 180 investments, you may make regular cash withdrawals under our Systematic Withdrawal Program. Under this program, we will redeem enough of your Plan shares to provide regular cash payments to you of $50 or more on a monthly, quarterly, semiannual or annual basis. To participate in the program, the value of your account(other than IRAs) must be at least $5,000. Currently, there are no charges for withdrawals under our Systematic Withdrawal Program. Except for the $50 minimum, there is no limit on the size of your withdrawals. You may change the amount of your cash withdrawal or discontinue it at any time. Please call Client Services at 1-800/774-9697 for information on how to establish a Systematic Withdrawal Program. The Sponsor in its sole discretion may allow Planholders who have not completed their Plan to establish a Systematic Withdrawal Program.

Please note that:

o Withdrawals in excess of dividends and distributions may exhaust your account, and cannot be considered as income on your investment.

o You may realize a gain or loss for tax purposes on each cash withdrawal.

o If you own two or more Plans, it probably is not in your financial interest to withdraw cash from a completed Plan while still making regular investments on an uncompleted Plan.

o You may receive dividends and distributions in cash as well as have withholdings while you are receiving cash withdrawals under the Systematic Withdrawal Program.

If your Plan is part of an IRA and you are age 59 1/2 or older, you may participate in the program even if you have not completed your 180 investments under the Plan. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

You may generally schedule a single date each month under the Systematic Withdrawal Program. When you sell your shares under a Systematic Withdrawal Program, it is a taxable transaction.

You may discontinue the Systematic Withdrawal Program, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing or by phone at least 7 business days before the scheduled withdrawal.

AUTOMATIC DEPOSIT TO YOUR BANK ACCOUNT

You can call or write to have your redemption proceeds sent to a bank account. Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address and a voided check or deposit slip, along with a signature guaranteed letter. A signature guarantee will also be needed if the bank and Fund accounts do not have at least one common owner.

Please note that your bank may charge a fee to have redemption proceeds automatically deposited in your account. You should contact your bank to determine whether fees will be charged.

STATEMENTS AND REPORTS TO PLANHOLDERS

You will receive written notification after each transaction affecting your account. You also will receive the Fund's financial reports every six months. If you need additional copies, please call Client Services at 1-800/774-9697.

                     WHAT IF I HAVE QUESTIONS ABOUT MY PLAN?

If you have any questions about your Plan, you may write:

                      BOSTON FINANCIAL DATA SERVICES, INC.
                                  P.O. BOX 8300
                        BOSTON, MASSACHUSETTS 02266-8300

You may also contact us by phone at the number listed below.


                                                   HOURS (EASTERN TIME, MONDAY
 DEPARTMENT NAME          TELEPHONE NO.                 THROUGH FRIDAY)
-------------------------------------------------------------------------------
Client Services          1-800/774-9697             8:00 a.m. to 6:00 p.m.

For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.



                              FINANCIAL STATEMENTS


            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Franklin/Templeton Distributors, Inc., Sponsor, and the Planholders of Templeton Capital
Accumulation Plans I for the Accumulation of Shares of
Templeton Capital Accumulator Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of Templeton Capital Accumulation Plans I for the Accumulation of Shares of Templeton Capital Accumulator Fund (the "Plan") at August 31, 2004, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the Plan's investment at August 31, 2004 by correspondence with the Templeton Capital Accumulator Fund's transfer agent, provide a reasonable basis for our opinion.

As more fully described in Note 6, the Plan will be terminated if the shareholders of Templeton Capital Accumulator Fund approve its proposed merger with another fund at the shareholder meeting expected to be held early 2005.

PricewaterhouseCoopers LLP
San Francisco, California
December 20, 2004





                     TEMPLETON CAPITAL ACCUMULATION PLANS I
                       FOR THE ACCUMULATION OF SHARES OF
                       TEMPLETON CAPITAL ACCUMULATOR FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2004



ASSETS

Templeton Capital Accumulator Fund shares, at value
  (44,522,905 shares, average cost, $456,815,869)                $523,633,881
                                                                 ------------
LIABILITIES                                                                 -
                                                               --------------
NET ASSETS
Net assets applicable to Planholders (equivalent to
 $11.761 per Plan Share based on 44,522,905 Plan Shares
 outstanding) (Note 2)                                           $523,633,881
                                                                 ============





                            STATEMENTS OF OPERATIONS
                   YEARS ENDED AUGUST 31, 2004, 2003 AND 2002


                                                           2004             2003            2002
INVESTMENT INCOME
Distributions received on shares of Templeton
Capital Accumulator Fund from
     Net investment income                               $ 4,633,018     $ 3,698,498    $  3,789,482
                                                      ------------------------------------------------
                                                           4,633,018       3,698,498       3,789,482
EXPENSES (NOTE 3)                                                  -               -              -
                                                      ------------------------------------------------
   Net investment income                                   4,633,018       3,698,498       3,789,482
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of
 investments in Fund shares                                2,964,861      (2,505,485)       (247,547)
Net change in unrealized appreciation
 (depreciation) on investments                            63,605,484      42,476,125     (54,874,956)
                                                      ------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments                                          66,570,345      39,970,640     (55,122,503)
                                                      ------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                          $71,203,363     $43,669,138    $(51,333,021)
                                                      ================================================




                       See Notes to Financial Statements.





                     TEMPLETON CAPITAL ACCUMULATION PLANS I
                       FOR THE ACCUMULATION OF SHARES OF
                       TEMPLETON CAPITAL ACCUMULATOR FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                   YEARS ENDED AUGUST 31, 2004, 2003 AND 2002



                                                          2004          2003            2002
                                                    ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
   Net investment income                              $ 4,633,018   $  3,698,498   $   3,789,482
   Net realized gain (loss) on investments              2,964,861     (2,505,485)       (247,547)
   Net change in unrealized appreciation
    (depreciation) on investments                      63,605,484     42,476,125     (54,874,956)
                                                    ----------------------------------------------
     Net increase (decrease) in net assets from
      operations                                       71,203,363     43,669,138     (51,333,021)
Distributions to Planholders                           (4,633,018)    (3,698,498)     (3,789,482)
Transactions in Plan Shares (Note 2)                   31,611,181     41,992,704      39,333,728
                                                    ----------------------------------------------
     Net increase (decrease) in net assets             98,181,526     81,963,344     (15,788,775)
                                                    ----------------------------------------------
NET ASSETS
Beginning of year                                     425,452,355    343,489,011     359,277,786
                                                    ----------------------------------------------
End of year                                          $523,633,881   $425,452,355    $343,489,011
                                                    ==============================================

                       See Notes to Financial Statements.





                     TEMPLETON CAPITAL ACCUMULATION PLANS I
                       FOR THE ACCUMULATION OF SHARES OF
                       TEMPLETON CAPITAL ACCUMULATOR FUND

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

1. SUMMARY OF ACCOUNTING POLICIES

     Templeton Capital Accumulation Plans I for the Accumulation of Shares of Templeton Capital Accumulator Fund (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan invests only in shares of Templeton Capital Accumulator Fund (the "Fund"). At August 31, 2004, the Plan held 87.9% of the shares outstanding of the Fund as of that date.

     Franklin/Templeton Distributors, Inc., a wholly-owned subsidiary of Franklin Resources, Inc., is the sponsor of the Plan (the "Sponsor").

     These financial statements should be read in conjunction with the financial statements and footnotes of the Fund which were distributed by the Sponsor to the Planholders.


     The following is a summary of significant accounting policies followed in the preparation of the Plan's financial statements.

     VALUATION OF SECURITIES
     The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

     INCOME TAXES
     No provision is made for Federal income taxes. The Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.

     OTHER
     Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of the Plan's investment in Fund shares is computed using the average cost method and gain or loss on redemption of Fund shares is computed using this method.


     DISTRIBUTIONS
     Dividends and distributions received by the Plan on investments in the Fund are distributed to the Planholders. All dividends and distributions are automatically reinvested on the payment date in additional Plan Shares.


     ACCOUNTING ESTIMATES
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN PLAN SHARES


     As of August 31, 2004, 44,522,905 Plan Shares were outstanding and the Plan held 44,522,905 Shares of the Fund. Transactions in Plan Shares (and the related transactions in shares of the Fund by the Plan) for the years ended August 31, 2004, 2003 and 2002, were as follows:



                                       2004                      2003                       2002
                            --------------------------------------------------------------------------------
                               AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT        SHARES
                            --------------------------------------------------------------------------------

  Planholder payments       $52,510,499                 $53,481,443               $54,028,483
  Less: sales charges           427,555                     563,704                 1,619,849
                            --------------------------------------------------------------------------------
   Balance invested in
    Fund shares              52,082,944   4,484,154      52,917,739   6,004,794    52,408,634    5,119,864
  Distributions reinvested
    in Plan Shares            4,633,018     435,946       3,698,498     436,590     3,789,482      388,389
  Redemption and
     withdrawals of Plan
    Shares                  (25,104,781)  2,173,742)    (14,623,533) (1,634,916)  (16,864,388)  (1,651,334)
                            ---------------- ---------------------------------------------------------------
         Net increase       $31,611,181   2,746,358     $41,992,704   4,806,468   $39,333,728    3,856,919
                            ================================================================================



3. SPONSOR AND CUSTODIAN

     The Sponsor receives a sales charge to compensate distributors for creating the Plan and to pay selling expenses and commissions paid to securities dealers. The Sponsor received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $10,894, and $2,559 for the years ended August 31, 2004 and 2003, respectively, and paid net commissions of $68,173 for the year ended August 31, 2002. Expenses of operating the Plan are paid by the Sponsor. State Street Bank & Trust Company serves as Custodian. No compensation is paid by the Plan to either the Sponsor or the Custodian except that State Street Bank & Trust Company receives a $10 annual service fee from each Individual Retirement Account established by Planholders.

4. COMPOSITION OF NET ASSETS

     The Plan's net assets as of August 31, 2004 were comprised of the following amounts:

                                                                     2004
       Accumulated Planholders' contributions, net of
          redemptions and sales and creation charges             $435,158,800
       Accumulated net gain on redemption of Fund Shares           21,657,069
       Net unrealized appreciation of investments                  66,818,012
                                                                 ------------
                 Net assets applicable to Planholders            $523,633,881
                                                                 ============


5. FINANCIAL HIGHLIGHTS

     The following summarizes the Plan's financial highlights during each of the years ended August 31, 2004, 2003 and 2002:


                                                         YEAR ENDED     YEAR ENDED  YEAR ENDED
                                                          AUGUST 31,    AUGUST 31,  AUGUST 31,
                                                            2004          2003        2002
                                                         -------------------------------------

     PER PLAN SHARE OPERATING PERFORMANCE
      (for a Plan Share outstanding throughout the year)
     Net asset value, beginning of the year               $  10.18     $   9.29   $  10.85
     Income from investment operations
       Net investment income                                  0.11         0.10       0.11
       Net realized and unrealized gains (losses)             1.58         0.88      (1.56)
                                                          ------------------------------------
            Total from investment operations                  1.69         0.98      (1.45)
                                                          ------------------------------------
     Less distributions from
       Net investment income                                 (0.11)       (0.10)     (0.11)
                                                          ------------------------------------
            Total distributions                              (0.11)       (0.10)     (0.11)
                                                          ------------------------------------
            Net asset value, end of the year              $  11.76     $  10.18   $   9.29
                                                          ====================================
     TOTAL RETURN                                            16.72%       10.86%    (13.38)%

     RATIOS/SUPPLEMENT DATA
     Net assets, end of the year (000)                    $523,634     $425,452   $343,489
     Ratios to average net assets
       Expenses (Note 3)                                      0.00%        0.00%      0.00%
       Net investment income                                  0.93%        1.05%      1.05%

6. SUBSEQUENT EVENTS

     On October 5, 2004, the U.S. House of Representatives voted to approve a bill that would ban new sales of contractual plans, such as the Plan. On October 6, 2004, a companion bill was proposed in the U.S. Senate. While both bills expired without further action at the end of 2004, similar legislation may be introduced in 2005. If similar legislation is passed and the bill is signed into law by the President, Franklin/Templeton Distributors, Inc., as sponsor of the Plan, and the Board of Trustees of Templeton Capital Accumulator Fund, will make any changes necessary to comply with the new law, and will consider various options to protect the interests of Planholders.

     On December 7, 2004, the Board of Trustees approved a proposal to merge the Templeton Capital Accumulator Fund (the "Fund") into Templeton Growth Fund, Inc. ("Templeton Growth Fund"), an affiliated fund, subject to shareholder approval. Each Fund's investment goal is long-term capital growth.

     It is anticipated that in early 2005 shareholders (including the Plan) of the Fund will receive a proxy and proxy statement requesting their votes on the merger. If approved by Fund shareholders, the transaction is currently expected to be completed in May 2005.

     The Fund will be closed to new investors after the close of the market on December 27, 2004. A shareholder of record of the Fund as of the close of the market on February 11, 2005 may continue to add to their account, subject to the terms of your investment plan, until the merger is approved by the Fund's shareholders.

     If the merger is approved, Plan will be immediately terminated and Planholders will receive Class A shares of Templeton Growth Fund. As shareholders of Templeton Growth Fund, the Planholders of the Plans prior to its termination will be entitled to make additional purchases of Templeton Growth Fund at net asset value, without paying a sales charge, in an amount equal to 360 payments of the monthly contractual amount under their individual plans at the merger date, less contributions previously made under the Plan.

7. REGULATORY MATTERS

     Governmental Investigations and Settlements

     a. Investigations

     As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

     b. Settlements

     On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

     Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

     On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

     Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

     On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

     On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

     On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

     The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

     Other Legal Proceedings

     The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or the Company.

     In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

     The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of
Franklin/Templeton Distributors, Inc.

In our opinion, the accompanying consolidated statement of financial condition presents fairly, in all material respects, the consolidated financial position of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) and subsidiaries as of September 30, 2004, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this consolidated financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
November 19, 2004





             FRANKLIN/TEMPLETON DISTRIBUTORS, INC. AND SUBSIDIARIES

                 CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
                               SEPTEMBER 30, 2004

ASSETS

Cash and cash equivalents                                  $ 178,607,225
Commissions and distribution fees receivable                  85,840,034
Receivable from Sponsored Funds                               22,940,421
Investment securities, available for sale                    149,313,775
Deferred sales commissions, net                               48,341,136
Due from parent and affiliates                                85,826,107
Property and equipment, net                                      438,420
Intangible assets, net                                       570,933,805
Prepaid expenses and other                                     3,344,221
                                                          ----------------
         Total assets                                     $1,145,585,144
                                                          -----------------

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities
  Commission and distribution fees payable to dealers      $  75,218,661
  Trade payables and accrued expenses                        115,140,736
  Due to affiliates                                           79,033,835
                                                           --------------
     Total liabilities                                       269,393,232
                                                           --------------

Commitments and contingencies (Note 8)

Stockholder's equity
  Common stock, $1.00 par value, 20,000 shares
   authorized; 2,355 shares issued and outstanding                 2,355
  Capital in excess of par value                           1,728,266,783
  Accumulated other comprehensive income                         916,083
  Accumulated deficit                                       (852,993,309)
                                                           ---------------
    Total stockholder's equity                               876,191,912
                                                           ---------------
    Total liabilities and stockholder's equity            $1,145,585,144
                                                          ===============




The accompanying notes are an integral part of this consolidated financial statement.









             FRANKLIN/TEMPLETON DISTRIBUTORS, INC. AND SUBSIDIARIES NOTES TO CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
                               SEPTEMBER 30, 2004



1. NATURE OF BUSINESS

     Franklin/Templeton Distributors, Inc. (the Company) is a wholly-owned subsidiary of Franklin Resources, Inc. (Franklin). The Company is registered with the Securities and Exchange Commission as a broker dealer and serves as the principal underwriter for the Franklin, Templeton and Mutual Series funds (the Sponsored Funds).


     In September 2004, an investment advisory entity, a wholly-owned subsidiary of FRI, was reorganized as a subsidiary of the Company. The reorganization of the subsidiary has been accounted for in a manner similar to a pooling of interests because the Company and its subsidiary were under common control prior to the reorganization.


     The Company acts as a distributor for its Sponsored Funds and receives commission and distribution fees. Commissions are earned primarily from Sponsored Funds sales. Distribution fees are generally based on the level of assets under management. These distribution fees include 12b-1 fees paid by the Sponsored Funds in reimbursement for distribution expenses incurred up to a maximum allowed by each fund. A significant portion of underwriting commissions and distribution fees are paid to selling intermediaries.

     The Company's wholly-owned subsidiaries are registered investment advisors with the Securities and Exchange Commission. They earn revenue from providing investment advisory services to their Sponsored Funds. All services are provided under contracts that set forth the fees to be charged, generally based upon the level of assets in each fund. The contracts are subject to annual review by the Funds' Board of Directors/Trustees and shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The consolidated financial statement is prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Actual amounts may differ from these estimates. The consolidated financial statement includes the accounts of Franklin/Templeton Distributors, Inc. and its wholly-owned subsidiaries. All material intercompany accounts and transactions between the Company and its subsidiaries have been eliminated from the consolidated financial statement.

     COMPREHENSIVE INCOME
     Total comprehensive income includes net loss and unrealized gains and losses on available-for-sale securities.

     CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist principally of amounts held in money market funds for which an affiliate acts as investment adviser. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.


     INVESTMENT SECURITIES
     The Company's subsidiaries hold investment securities in Sponsored Funds. The investments are carried at fair value, which is based on the last reported net asset value per share.


     DEFERRED SALES COMMISSIONS
     Sales commissions paid to financial intermediaries in connection with the sale of certain Sponsored Funds are deferred and amortized on a straight-line basis over a period of up to eighteen months, the period in which management estimates that they will be recovered from distribution plan payments and from contingent deferred sales charges.


     With respect to certain Sponsored Funds deferred sales commissions, the Company sells the right to future distribution plan payments and contingent deferred sales charges. Such sales are pursuant to an agreement with an affiliate of Franklin. For the year ended September 30, 2004, proceeds from the sale of these future revenue streams aggregated $107,279,776. There was no gain or loss on the sale.


     INCOME TAXES
     The Company is included in the consolidated Federal and combined California income tax returns of Franklin. Franklin allocates these income taxes to the Company using the separate return method with the exception that Franklin does not allocate to the Company tax benefits arising from its net operating losses. The Company files its state income tax returns, with the exception of California, on a separate basis.


     PROPERTY AND EQUIPMENT
     Property and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives, generally 3-5 years. Expenditures for repairs and maintenance are charged to expense when incurred.


     INTANGIBLE ASSETS
     Intangible assets consist mainly of the estimated value of mutual fund management and other contracts from the acquisition of the assets of Heine Securities Corporation. Goodwill represents the excess cost of a business acquisition over the fair value of the net assets acquired.

     The Company amortizes intangible assets over their estimated useful lives, ranging from 5 to 15 years, using the straight-line method, unless the asset is determined to have an indefinite useful life. Amounts assigned to indefinite-lived intangible assets primarily represent the value of contracts to manage assets in mutual funds, for which there is no foreseeable limit on the contract period and trade names.

     In accordance with SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, indefinite-lived intangible assets and goodwill are no longer amortized.

     The Company reviews intangible assets and goodwill, at lest annually, to determine whether the value of the assets is impaired and the amortization periods are appropriate. If an asset is impaired, the difference between the value of the asset reflected on the financial statements and its current fair value is recognized as an expense in the period in which the impairment occurs.

     Intangible assets subject to amortization are reviewed for impairment at each reporting period on the basis of the expected future undiscounted operating cash flows without interest charges to be derived from these assets. For intangible assets with indefinite lives, fair value is determined based on anticipated discounted cash flows. Goodwill is impaired when the carrying amount of the reporting unit exceeds the implied fair value of the reporting unit. In estimating the fair value of the reporting unit, we use valuation techniques based on discounted cash flows similar to models employed in analyzing the purchase price of an acquisition target.

3. INVESTMENT SECURITIES


     Investments, available-for-sale, at September 30, 2004:

                                        GROSS        GROSS
                                      UNREALIZED   UNREALIZED
                        COST            GAIN          LOSS       FAIR VALUE
                    ----------------------------------------------------------
Sponsored Funds      $148,403,051    $1,086,750   $(176,026)    $149,313,775


4. INTANGIBLE ASSETS

     The following is a summary of intangible assets at September 30, 2004:


                                                    GROSS                            NET
                                                   CARRYING       ACCUMULATED      CARRYING
                                                    AMOUNT       AMORTIZATION       AMOUNT
                                                ----------------------------------------------
Amortized intangible assets                      $ 31,546,000    $(21,124,055)  $ 10,421,945
Goodwill and non-amortized intangible assets
     Goodwill                                     126,169,051     (13,399,462)   112,769,589
Management contracts                              510,490,000     (62,747,729)   447,742,271
                                                 ---------------------------------------------
      Total                                      $668,205,051    $(97,271,246)  $570,933,805
                                                 =============================================

     Under prevailing standards, all goodwill and indefinite-lived intangible assets, including those acquired before initial application of SFAS 142, will not be amortized but will be tested for impairment at least annually. Accordingly, on October 1, 2001, the Company ceased amortization on goodwill and indefinite-lived assets. As of March 31, 2004, the Company completed the impairment testing of goodwill and indefinite-lived intangible assets under the guidance set out in SFAS 142 and determined that there is no impairment to the goodwill and indefinite-lived assets as of October 1, 2003.

5. PROPERTY AND EQUIPMENT

     The following is a summary of property and equipment at September 30, 2004:

         Furniture and equipment             $ 8,851,364
         Less: accumulated depreciation       (8,412,944)
                                            -------------
                                             $   438,420

6. INCOME TAXES

     Deferred taxes as of September 30, 2004 of approximately $10.6 million related primarily to state net operating loss carry forwards, deferred sales commissions, depreciation on property and equipment and compensation accruals. A full valuation allowance has been recognized for all deferred amounts.


7. LIABILITIES SUBORDINATED TO CLAIMS OF GENERAL CREDITORS

     For the period ended September 30, 2004, the Company did not have any liabilities subordinated to claims of general creditors.

8. COMMITMENTS AND CONTINGENCIES

     The Company leases office space and office equipment under agreements expiring at various dates through fiscal year 2005, which are accounted for as operating leases. Total lease expense for the year amounted to $967,666. Lease commitments under non-cancelable operating leases as of September 30, 2004 are:

         2005.........................   $ 1,153,429
         2006.........................       893,198
         2007.........................       893,198
         2008.........................       893,198
         2009.........................       893,198
         Thereafter...................    11,620,729
                                         -----------
                                         $16,346,950
                                         ===========

     Certain governmental investigations, proceedings, and actions are on-going. The Company cannot predict with certainty their eventual outcome. One action has been settled subsequent to year-end as described in Note 11.


9. EMPLOYEE BENEFIT AND INCENTIVE PLANS

     Franklin sponsors a defined contribution and profit sharing plan covering substantially all employees of Franklin and its subsidiaries. The plan is funded on an annual basis as determined by the Board of Directors of Franklin.

     Franklin sponsors an Annual Incentive Plan and other incentive programs covering certain employees of Franklin and its U.S. subsidiaries.

10. RELATED PARTY TRANSACTIONS

     Certain expenses are allocated to the Company for costs incurred by affiliated companies, which benefit the Company. Amounts due to affiliates relate to theses transactions. Due from parent and affiliates represent primarily cash advances to parent.

     Franklin has agreed to continue to provide the financial support necessary to fund the Company's operations.


11. SUBSEQUENT EVENT

     On November 17, 2004, the Company reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning marketing support payments to securities dealers who sell fund shares. The Company continues to be in discussions towards resolving the Securities and Exchange Commission's (SEC) investigation related to this matter. The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement with the CAGO, the Company neither admits nor denies allegations in the complaint and has agreed to pay $2 million as civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO to cover costs. In addition to these amounts, a provision has been made for a potential settlement with the Security and Exchange Commission regarding similar matters. The total provision for governmental investigations, proceedings and actions included in these financial statements is $31,450,000.


12. NET CAPITAL REQUIREMENT


     The Company is subject to the Securities and Exchange Commission Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital. The Company has elected to use the alternative method, permitted by the rule, which requires that the Company maintain minimum net capital, as defined, no less than the greater of $250,000 or 2 percent of aggregate debit items. Since the Company does not carry customer accounts and does not have customer debits, the minimum net capital balance is $250,000. At September 30, 2004, the Company had a net capital deficit of $3,307,430, which was $3,557,430 below its required minimum. The net capital deficit is the result of the recognition of the provision for governmental investigations, proceedings and actions as described in Note
     11. In October 2004, the net capital deficit was remedied as the Company received approximately $76 million in cash as settlement of the Company's receivable from parent.

13. SUBSEQUENT EVENTS UPDATE (UNAUDITED)

      On December 9, 2004, the staff of the National Association of Securities Dealers, Inc. ("NASD") informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against the Company, alleging that the Company violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. The Company has also received a separate letter from the NASD staff advising the Company of the NASD's staff's preliminary determination to recommend a disciplinary proceeding against the Company alleging violation of certain NASD rules relating to the Company's Top Producers program. The Company believes that any such charges are unwarranted.

      On December 13, 2004, Franklin the Company announced that it had reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

      The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which the Company and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). The Company and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's and Franklin Advisers, Inc.'s expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.






GLOSSARY

1933 ACT - Securities Act of 1933, as amended

1940 ACT - Investment Company Act of 1940, as amended

BOSTON FINANCIAL DATA SERVICES, INC. - an affiliate of the Custodian

CODE - Internal Revenue Code of 1986, as amended

CUSTODIAN - State Street Bank & Trust Company. Also referred to as the Transfer
 Agent.

DISTRIBUTORS - Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as the Sponsor.


FRANKLIN TEMPLETON FUNDS - Includes all of the U.S. registered mutual funds of Franklin Templeton Investments, the Franklin Floating Rate Trust and the
Franklin Mutual Recovery Fund. They do not include the Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund


FRANKLIN TEMPLETON INVESTMENTS - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries



FUND - Templeton Capital Accumulator Fund, the underlying investment for the
Plans

INVESTMENT COUNSEL - Templeton Investment Counsel, LLC, the Fund's investment manager

IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

NASD  -  National   Association  of  Securities  Dealers,   Inc.,  a  non-profit
self-regulatory organization operating under the supervision of the SEC

NET ASSET VALUE (NAV) - The net asset value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price of Plan shares is based on the Net Asset Value per share of the Fund, plus Sales Charges. One Plan share equals one Fund share. The public offering price of Fund shares is Net Asset Value per share. Shares of the Fund may be initially acquired through an investment in Templeton Capital Accumulation Plans. The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan.

PLANS - The Templeton Capital Accumulation Plans I

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SALES CHARGES - The Sponsor receives compensation for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each monthly investment as a Sales Charge.


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SPONSOR - Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as Distributors.

TRANSFER AGENT - State Street Bank & Trust Company. Also referred to as the Custodian.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Plan trust, the Sponsor and/or the Custodian.





APPENDIX

                      OFFICERS AND DIRECTORS OF THE SPONSOR

The following sets forth the directors and executive officers of the Sponsor:

Gregory E. Johnson, Chairman of the Board and Director, is Co-President and Chief Executive Officer, Franklin Resources, Inc.; Vice President, Franklin Advisers, Inc.; and Director, Fiduciary Trust Company International.

Peter D. Jones, President.

Daniel T. O'Lear, Executive Vice President.


Robert Lim, Chief Compliance Officer.


Rupert H. Johnson, Jr., Vice President and Director, is Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Director of Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and Director and Chairman of the Board of Franklin Private Client Group, Inc.

Harmon E. Burns, Vice President and Director, is Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President of Franklin Advisers, Inc.; and Director, Franklin Investment Advisory Services, Inc.

Charles B. Johnson, Vice President, is Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.

Harry G. (Toby) Mumford, Jr., Senior Vice President, is Executive Vice President and President, Bank Trust Sales Division of Templeton/Franklin Investment Services, Inc.

Barbara J. Green, Secretary, is Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Senior Vice President and Secretary, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.

Philip J. Kearns, Vice President.


Jack H. Lemein, Vice President, is Executive Vice President, Franklin Advisers, Inc. and Vice President, Franklin Private Client Group, Inc.


Vivian J. Palmieri, Vice President, is Vice President, Franklin Investment Advisory Services, Inc.

Michael Corcoran, Treasurer, Chief Financial Officer and Designated Financial and Operations Principal, is Vice President, Controller, and Principal Accounting Officer, Franklin Templeton Companies, LLC and Franklin Templeton Services, LLC; Vice President and Controller, Templeton Investment Counsel, LLC.


Other Senior Vice Presidents of the Sponsor include: Phillip D. Edelstein,
John R. McGee, Kent P. Strazza, Robert M. Geppner, Jimmy A. Escobedo, Michael G. Hackett, Rick Frisbie, Robert C. Hays and Scott M. Lee.

Other Vice Presidents of the Sponsor include Ronice C. Barlow, Laura D. Komar, Alison J. Baumann, Virginia Marans and Christopher A. Felchlin.


A blanket bond in the amount of $210,000,000 covers all officers and employees of the Sponsor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.










                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The Cross-Reference Sheet.

         The Prospectus consisting of 37 pages.

         Undertakings.

         The list of contents of Registration Statement.

         Signatures.

         Written Consent of PricewaterhouseCoopers LLP for Plan I and Franklin/Templeton Distributors, Inc.

         The following exhibits:


    Exhibit
     NUMBER                     DESCRIPTION

1.  A (1)           None.

    A (2)           None.

    A (3)(a)        None.

    A (3)(b) Form of Dealer's Agreement between the Sponsor and United Services Planning Association, Inc./1/

    A (3)(c)        Schedules of sales commissions./1/

    A (4)           None.

    A (5)           None.

    A (6)(a)        Articles of Incorporation and Bylaws of Sponsor./2/

    A (7)           None.

    A (8)           None.

    A (9)(a)        None.

    A (10)          Form of Application to Plans./1/

2.                  None.

3.                  Opinion of Counsel./3/

4.                  None.

5.                  Not Applicable.

--------------------

1. Previously filed with Pre-Effective Amendment No. 2 to this Registration Statement on February 28, 1991.

2. Previously filed with Post-Effective Amendment No. 4 to this Registration Statement on December 30, 1993.

3. Previously filed with Post-Effective Amendment No. 9 to this Registration Statement on December 30, 1996.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended the Depositor, Franklin/Templeton Distributors, Inc., on behalf of the registrant, Templeton Capital Accumulation Plans, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida on this 30th day of December, 2004.


                                    TEMPLETON CAPITAL ACCUMULATION PLANS I
                                                 (Registrant)

                                    BY:  FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                                                 (Depositor)

                                    BY: /s/PETER D. JONES
                                       ----------------------------------
                                        Peter D. Jones
                                        President